CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	7 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss)				$ (14,129,101)	$ (9,383,975)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization				450,505	546,944
Share based compensation expense				2,362,340	441,367
Loss on disposal of property and equipment					147,469
Interest earned on marketable securities held in Trust Account				(43,976)	(1,165)
Excess and obsolete inventory reserve adjustments				(590,137)	236,748
Inventory lower of cost and net realizable value adjustments				332,021	329,331
Changes in operating assets and liabilities:
Inventories				(199,429)	(234,503)
Accounts Receivable				(103,925)	(170,275)
Prepaid expenses and other				23,336	(45,813)
Operating lease right-of-use asset				292,932
Accounts payable				628,702	(24,147)
Accrued expenses				1,013,437	223,631
Contract liabilities				5,700	137,274
Operating lease liability				(314,111)
Deferred rent					(10,846)
Net cash used in operating activities				(10,227,730)	(7,806,795)
Cash flows from investing activities
Proceeds from the sale of property and equipment					195,492
Purchases of property and equipment				(536,038)	(426,445)
Net cash used in investing activities				(536,038)	(230,953)
Cash flows from financing activities
Proceeds from issuance of convertible promissory note				7,300,000
Proceeds from issuance of common stock – options exercised				147,557	7,800
Proceeds from issuance of preferred stock				188,890	5,642,970
Net cash provided by financing activities				7,636,447	5,650,770
Net decrease in cash and cash equivalents				(3,127,321)	(2,386,978)
Cash and cash equivalents, beginning of period		$ 6,007,575	$ 8,394,553	6,007,575	8,394,553
Cash and cash equivalents, end of period	$ 8,394,553			2,880,254	6,007,575
Supplemental non-cash investing and financing activities:
Right-of-use asset obtained in exchange for new operating lease liability				934,583
Deferred financing costs included in accounts payable and accrued expenses				4,258,515
Tailwind Acquisition Corp [Member]
Cash flows from operating activities
Net income (loss)	(17,900,526)	11,452,684	17,044,620		17,789,488
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(105,431)	(1,573,401)	(82,072)		(120,063)
Change in fair value of warrant liabilities	16,902,902	(11,620,745)	(21,656,844)		(23,241,491)
Transaction costs associated with the Initial Public Offering	715,720
Changes in operating assets and liabilities:
Prepaid expenses	(275,652)	11,980	100,860		163,985
Prepaid taxes		(15,400)
Accounts payable and accrued expenses	208,129	663,717	3,058,075		3,658,977
Income tax payable		279,345
Net cash used in operating activities	(454,858)	(801,820)	(1,535,361)		(1,749,104)
Cash flows from investing activities
Investment of cash into Trust Account	(334,215,700)	(600,000)
Cash withdrawn from Trust Account in connection with redemption		302,873,885
Cash withdrawn from Trust Account to pay franchise and income taxes		706,648
Net cash used in investing activities	(334,215,700)	302,980,533
Cash flows from financing activities
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	327,531,386
Proceeds from sale of Private Placement Warrants	9,700,000
Proceeds from convertible promissory note – related party		600,000
Principal payments on note payable, related party	(52,250)
Redemption of Class A common stock		(302,873,885)
Payment of offering costs	(287,780)		(17,000)		(17,000)
Net cash provided by financing activities	336,916,356	(302,273,885)	(17,000)		(17,000)
Net decrease in cash and cash equivalents	2,245,798	(95,172)	(1,552,361)		(1,776,104)
Cash and cash equivalents, beginning of period		479,694	2,245,798	$ 479,694	2,245,798
Cash and cash equivalents, end of period	2,245,798	$ 384,522	$ 693,437		$ 479,694
Non-cash investing and financing activities:
Accretion to Class A common stock subject to redemption value	30,832,371
Offering costs included in accrued offering costs	126,000
Offering costs paid through promissory note	52,250
Deferred underwriting fee payable	$ 11,697,550